Provisions - Summary of current provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions
Beginning balance for the period	₺ 6,086,962
Ending balance for the period	5,855,440	₺ 6,086,962
Current provision
Disclosure of other provisions
Beginning balance for the period	6,086,962	3,733,396
Provisions recognized	6,722,869
Provisions recognized / reversals		7,221,539
Payments	(5,558,344)	(3,354,261)
Transfers from non-current provisions	126,218	108,794
Effect of changes in exchange rates	38,187	5,710
Inflation adjustment	(1,560,452)	(1,628,216)
Ending balance for the period	5,855,440	6,086,962
Current provision | Legal
Disclosure of other provisions
Beginning balance for the period	422,526	850,280
Provisions recognized	116,443
Provisions recognized / reversals		(38,692)
Payments	(91,738)	(259,381)
Transfers from non-current provisions	126,218	108,794
Effect of changes in exchange rates	29
Inflation adjustment	(113,924)	(238,475)
Ending balance for the period	459,554	422,526
Current provision | Bonus
Disclosure of other provisions
Beginning balance for the period	5,664,436	2,883,116
Provisions recognized	6,606,426
Provisions recognized / reversals		7,260,231
Payments	(5,466,606)	(3,094,880)
Effect of changes in exchange rates	38,158	5,710
Inflation adjustment	(1,446,528)	(1,389,741)
Ending balance for the period	₺ 5,395,886	₺ 5,664,436